GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1: GENERAL

Indaptus Therapeutics, Inc. and its wholly-owned subsidiaries, Decoy Biosystems, Inc. and Intec Pharma Ltd., (collectively the “Company”), is a biotechnology company dedicated to enhancing and expanding curative cancer immunotherapy for patients with unresectable or metastatic solid tumors and lymphomas, which are responsible for more than 90% of all cancer deaths. The Company is developing a novel, multi-targeted product that activates both innate and adaptive anti-tumor and anti-viral immune responses.

Risks and uncertainties

The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional capital (or financing) to fund operations (see below), competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, and dependence on key individuals.

Going concern and management’s plans

The Company has incurred net losses and utilized cash in operations since inception. For the nine-month period ended September 30, 2024, the Company incurred a net loss of approximately $10.9 million, and as of September 30, 2024, the Company had an accumulated deficit of approximately $56.3 million. In addition, during the nine-month period ended September 30, 2024, the Company used approximately $8.9 million of cash in operations and expects to continue to incur significant cash outflows and incur future additional losses as clinical trials and commercialization of the Company’s product candidates will require significant additional financing. The Company believes that, as of the date of the issuance of these unaudited condensed consolidated financial statements, it has adequate cash to fund its ongoing activities into the first quarter of 2025 based on its current operating plan. The Company plans to execute its operating plan by obtaining additional capital, principally through entering into collaborations, strategic alliances, or license agreements with third parties and/or additional public or private debt and equity financing, such as through the registered direct offering and concurrent private placement that the Company completed in August 2024 (the “August 2024 Offering”), raising a total of approximately $2.5 million, net of placement agent and other offering expenses in the amount of approximately $0.5 million. For more details see Note 6(c). However, there is no assurance that additional capital and/or financing will be available to the Company, and even if available, whether it will be on terms acceptable to the Company or in the amounts required. If the Company is unsuccessful in securing sufficient financing, it may need to delay, reduce, or eliminate its research and development programs, which could adversely affect its business prospects, or cease operations.

As a result of these uncertainties, there is substantial doubt about the Company’s ability to continue as a going concern. The unaudited condensed consolidated financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that would result if the Company was unable to continue as a going concern.

NOTE 1: GENERAL

Indaptus Therapeutics, Inc. and its wholly-owned subsidiaries, Decoy Biosystems, Inc. and Intec Pharma Ltd., collectively (the “Company”), is a biotechnology company dedicated to enhancing and expanding curative cancer immunotherapy for patients with unresectable or metastatic solid tumors and lymphomas, which are responsible for more than 90% of all cancer deaths. The Company is developing a novel, multi-targeted product that activates both innate and adaptive anti-tumor and anti-viral immune responses.

Risks and uncertainties

The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional capital (or financing) to fund operations (see below), competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, and dependence on key individuals.

Going concern and management’s plans

The Company has incurred net losses and utilized cash in operations since inception. For the year ended December 31, 2023, the Company incurred a net loss of approximately $15.4 million, and as of December 31, 2023, the Company had an accumulated deficit of approximately $45.4 million. In addition, during the year ended December 31, 2023, the Company used approximately $13.4 million of cash in operations and expects to continue to incur significant cash outflows and incur future additional losses as clinical trials and commercialization of the Company’s product candidates will require significant additional financing. The Company believes that, as of the date of the issuance of these consolidated financial statements, it will not have adequate cash to fund its ongoing activities beyond the third quarter of 2024 based on its current operating plan. The Company plans to execute its operating plan by obtaining additional capital, principally through entering into collaborations, strategic alliances, or license agreements with third parties and/or additional public or private debt and equity financing. However, there is no assurance that additional capital and/or financing will be available to the Company, and even if available, whether it will be on terms acceptable to the Company or in the amounts required. If the Company is unsuccessful in securing sufficient financing, it may need to delay, reduce, or eliminate its research and development programs, which could adversely affect its business prospects, or cease operations.

As a result of these uncertainties, there is substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that would result if the Company was unable to continue as a going concern.